Debt - Summary of Credit Agreements (Details) $ in Thousands												3 Months Ended	12 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Sep. 21, 2018	Sep. 13, 2018	Sep. 11, 2018	Jun. 21, 2018	Dec. 13, 2017	Dec. 05, 2017	Dec. 22, 2015	Jul. 29, 2015	Jan. 30, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term Debt													$ 765,658
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 656,998	$ 767,365
Secured Debt | $409 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													8
Long-term Debt, Gross												174,443	$ 0
Secured Debt | $330 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													4
Line of Credit Facility, Commitment Fee Percentage										1.17%
Debt Instrument, Maturity Date, Description										July 29, 2021
Proceeds from Lines of Credit													$ 294,225
Long-term Debt, Gross												247,876	140,677
Debt Instrument, Collateral Amount													$ 341,875
Secured Debt | $330 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.925%
Secured Debt | $42 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													1
Line of Credit Facility, Commitment Fee Percentage											1.12%
Debt Instrument, Maturity Date, Description											6 years from each drawdown
Proceeds from Lines of Credit													$ 48,870
Long-term Debt, Gross												22,354	14,105
Debt Instrument, Collateral Amount													30,507
Secured Debt | $42 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate											2.97%
Secured Debt | $67.5 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross												40,461	$ 0
Secured Debt | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													0
Line of Credit Facility, Commitment Fee Percentage									0.00%
Debt Instrument, Maturity Date, Description									December 22, 2020
Proceeds from Lines of Credit													$ 11,750
Long-term Debt, Gross												10,183	9,400
Debt Instrument, Collateral Amount													$ 28,723
Secured Debt | $12.5 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.00%
Secured Debt | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													0
Line of Credit Facility, Commitment Fee Percentage									1.18%
Debt Instrument, Maturity Date, Description									5 years from each drawdown
Proceeds from Lines of Credit													$ 23,250
Long-term Debt, Gross												$ 18,213	9,008
Debt Instrument, Collateral Amount													29,463
Secured Debt | $27.3 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.95%
Secured Debt | $85.5 Million Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.85%
Line of Credit Facility, Commitment Fee Percentage												1.14%
Debt Instrument, Maturity Date, Description												February 15, 2023
Proceeds from Lines of Credit													85,500
Long-term Debt, Gross												$ 85,500	78,972
Debt Instrument, Collateral Amount													137,819
Secured Debt | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							2.85%
Line of Credit Facility, Commitment Fee Percentage												0.9975%
Debt Instrument, Maturity Date, Description												December 13, 2022
Proceeds from Lines of Credit													38,700
Long-term Debt, Gross												$ 38,700	35,100
Debt Instrument, Collateral Amount													62,314
Secured Debt | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.40%
Line of Credit Facility, Commitment Fee Percentage						0.96%
Debt Instrument, Maturity Date, Description						June 15, 2023
Proceeds from Lines of Credit													12,750
Long-term Debt, Gross												0	12,325
Debt Instrument, Collateral Amount													27,188
Secured Debt | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.20%
Line of Credit Facility, Commitment Fee Percentage				0.88%
Debt Instrument, Maturity Date, Description				September 18, 2023
Proceeds from Lines of Credit													29,975
Long-term Debt, Gross												0	29,420
Debt Instrument, Collateral Amount													58,584
Secured Debt | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.25%
Line of Credit Facility, Commitment Fee Percentage					0.90%
Debt Instrument, Maturity Date, Description					September 14, 2023
Proceeds from Lines of Credit													60,000
Long-term Debt, Gross												0	58,797
Debt Instrument, Collateral Amount													108,364
Secured Debt | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Debt Instrument, Maturity Date, Description			September 21, 2023
Proceeds from Lines of Credit													184,000
Long-term Debt, Gross												0	180,229
Debt Instrument, Collateral Amount													347,736
Secured Debt | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.35%
Line of Credit Facility, Commitment Fee Percentage		1.175%
Debt Instrument, Maturity Date, Description		October 3, 2025
Proceeds from Lines of Credit													34,000
Long-term Debt, Gross												0	34,000
Debt Instrument, Collateral Amount													52,822
Secured Debt | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.35%
Line of Credit Facility, Commitment Fee Percentage	1.00%
Debt Instrument, Maturity Date, Description	November 8, 2023
Proceeds from Lines of Credit													90,000
Long-term Debt, Gross												$ 0	90,000
Debt Instrument, Collateral Amount													$ 163,961
Secured Debt | Kamsarmax | $67.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													2
Secured Debt | Kamsarmax | $85.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Kamsarmax | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Kamsarmax | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													1
Secured Debt | Kamsarmax | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													2
Secured Debt | Kamsarmax | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													2
Secured Debt | Kamsarmax | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													6
Secured Debt | Kamsarmax | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													2
Secured Debt | Kamsarmax | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Ultramax | $409 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													7
Secured Debt | Ultramax | $330 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													9
Secured Debt | Ultramax | $42 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Ultramax | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													1
Secured Debt | Ultramax | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													1
Secured Debt | Ultramax | $85.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													6
Secured Debt | Ultramax | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels													3
Secured Debt | Ultramax | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Ultramax | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Ultramax | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													2
Secured Debt | Ultramax | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													6
Secured Debt | Ultramax | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													0
Secured Debt | Ultramax | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													6